Vessels, Drilling Rigs, Drillships, Machinery and Equipment (Tables)	6 Months Ended
Jun. 30, 2012
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels
	Cost	Accumulated	Net Book
		Depreciation	Value

Balance, December 31, 2011	$2,364,707	$(408,437)	$1,956,270
Additions/transfers from vessels under construction	278,430	-	278,430
Vessel disposals	(132,950)	15,251	(117,699)
Depreciation	-	(53,886)	(53,886)
Balance, June 30, 2012	$2,510,187	$(447,072)	$2,063,115

Drilling Rigs, Drillships, Machinery and Equipment
	Cost	Accumulated	Net Book
		Depreciation	Value
Balance, December 31, 2011	$4,942,716	$(354,800)	$4,587,916
Additions	51,010	-	51,010
Disposals	(3)	-	(3)
Depreciation	-	(111,153)	(111,153)
Balance, June 30, 2012	$4,993,723	$(465,953)	$4,527,770